Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	¥ (5,951,847)	$ (933,973)	¥ (5,411,071)	¥ 3,906,227
Net cash (used for)/provided by investing activities	1,262,350	198,091	159,296	(11,749,571)
Net cash provided by/(used for) financing activities	(2,959,455)	(464,403)	9,373,906	7,880,306
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(216,696)	(34,007)	(91,293)	112,265
Net increase/(decrease) in cash, cash equivalents and restricted cash	(7,865,648)	(1,234,292)	4,030,838	149,227
Cash, cash equivalents and restricted cash at the beginning of the year	10,940,512	1,716,805	6,909,674	6,760,447
Cash, cash equivalents and restricted cash at the end of the year	3,074,864	482,513	10,940,512	6,909,674
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities	(360,187)	(56,521)	(281,636)	(56,250)
Net cash (used for)/provided by investing activities	483,685	75,901	(7,189,640)	(7,334,993)
Net cash provided by/(used for) financing activities	(3,441,602)	(540,062)	9,804,491	7,489,321
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(167,636)	(26,307)	(6,203)	95,695
Net increase/(decrease) in cash, cash equivalents and restricted cash	(3,485,740)	(546,989)	2,327,012	193,773
Cash, cash equivalents and restricted cash at the beginning of the year	5,101,693	800,567	2,774,681	2,580,908
Cash, cash equivalents and restricted cash at the end of the year	¥ 1,615,953	$ 253,578	¥ 5,101,693	¥ 2,774,681